Segment information - Reconciliation of segment results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment information
Total segment results for reportable segments	$ 753,029	$ 823,332	$ 564,140
Vessel operating expenses	(84,984)	(82,192)	(93,428)
Time charter contracts (non-lease components)	(19,675)	(20,350)	(19,506)
General and administrative expenses	(71,134)	(56,773)	(31,916)
Charter hire expenses	(1,041)	(30,712)	(16,427)
Fair value gain from equity financial asset	1,326
Finance lease income	635	278	585
Other operating income/(expense) - net	1,332	(993)	815
Depreciation	(165,347)	(149,512)	(155,401)
Amortisation	(843)	(762)	(610)
Write-back of impairment charge			1,470
Gain on disposal of assets	20,391	42,374	21,110
Loss on derecognition of right-of-use assets (vessels)		(961)
Finance expenses - net	(8,726)	(19,765)	(31,184)
Income tax expense	(30,095)	(10,965)	(1,071)
Profit after tax	$ 394,868	$ 492,999	$ 238,577